NOTES RELATED TO THE CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Schedule of Property, Plant and Equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 20,862	€ 25,632	€ 15,274
Ending balance	18,960	20,862	25,632
General equipment, fixtures and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	16,574	20,265	536
Ending balance	15,636	16,574	20,265
Plant, equipment and tooling
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,695	3,586	760
Ending balance	2,814	3,695	3,586
Office equipment and computers
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	516	702	419
Ending balance	398	516	702
Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	77	1,079	13,559
Ending balance	112	77	1,079
GROSS VALUE
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	27,769	29,441	18,974
Increase	215	446	12,063
Decrease	(505)	(178)	(676)
FX rate impact	1,755	(1,940)	199
Reclassification	1	0	(1,119)
Ending balance	29,235	27,769	29,441
GROSS VALUE | General equipment, fixtures and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	20,701	22,385	2,007
Increase	59	30	9,489
Decrease	(157)	(83)	(437)
FX rate impact	1,487	(1,644)	(63)
Reclassification		13	11,389
Ending balance	22,090	20,701	22,385
GROSS VALUE | Plant, equipment and tooling
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,787	4,806	2,584
Increase	27	301	1,557
Decrease	(144)	(69)	(106)
FX rate impact	234	(247)	(8)
Reclassification	12	996	779
Ending balance	5,916	5,787	4,806
GROSS VALUE | Office equipment and computers
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,204	1,171	824
Increase	21	37	387
Decrease	(204)	0	(112)
FX rate impact	31	(36)	2
Reclassification	65	32	70
Ending balance	1,117	1,204	1,171
GROSS VALUE | Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	77	1,079	13,559
Increase	108	78	630
Decrease		(26)	(21)
FX rate impact	3	(13)	268
Reclassification	(76)	(1,041)	(13,357)
Ending balance	112	77	1,079
ACCUMULATED DEPRECIATION
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(6,907)	(3,810)	(3,700)
Decrease	489	77	634
FX rate impact	(402)	283	(3)
Reclassification	0	0	1,056
Increase	(3,455)	(3,457)	(1,797)
Ending balance	(10,275)	(6,907)	(3,810)
ACCUMULATED DEPRECIATION | General equipment, fixtures and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(4,127)	(2,121)	(1,471)
Decrease	151	8	437
FX rate impact	(308)	218	0
Reclassification		0	61
Increase	(2,170)	(2,232)	(1,148)
Ending balance	(6,454)	(4,127)	(2,121)
ACCUMULATED DEPRECIATION | Plant, equipment and tooling
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,092)	(1,220)	(1,824)
Decrease	142	69	85
FX rate impact	(80)	52	0
Reclassification		0	988
Increase	(1,072)	(993)	(469)
Ending balance	(3,102)	(2,092)	(1,220)
ACCUMULATED DEPRECIATION | Office equipment and computers
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(688)	(469)	(405)
Decrease	196	0	112
FX rate impact	(14)	13	(3)
Reclassification		0	7
Increase	(213)	(232)	(180)
Ending balance	€ (719)	€ (688)	€ (469)